1. Nature of Operations and Going Concern (Details) (USD $)	1 Months Ended			3 Months Ended		4 Months Ended		12 Months Ended		1 Months Ended
	Feb. 25, 2012	Feb. 27, 2012	Feb. 29, 2012	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Subsequent Event [Member] Scenario, Forecast [Member]	Sep. 30, 2013 Subsequent Event [Member] Minimum [Member] Scenario, Forecast [Member]	Sep. 30, 2013 Subsequent Event [Member] Maximum [Member] Scenario, Forecast [Member]
Nature of Operations and Going Concern [Abstract]
Current assets (including cash of $3,200)						$ 3,200
Intangible assets
Liabilities assumed
Net purchase price						3,200
Net loss				1,105,576	1,752,227	1,402,982	2,213,119	6,010,734	2,135,573
Negative Cash Flows from Operations				1,013,268	1,462,782	918,941	1,132,264	4,522,710	1,679,330
Subsequent Event [Line Items]
Discount convertible debentures											1,500,000	2,240,000
Term of debentures	2 years	2 years	2 years							18 months
Proceeds from convertible debentures					947,000		1,059,000	1,706,000	255,000	2,000,000
Proceeds to be received from other investors										$ 500,000